Derivative financial instruments - Amounts recognised in net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Gains on the hedged items attributable to the hedged risk	£ 550	£ 1,787
Losses on the hedging instruments	(460)	(1,741)
Fair value ineffectiveness	90	46
Cash flow hedging ineffectiveness	(135)	28
Net investment hedging ineffectiveness	£ 2	£ (3)